UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               ------------------

Check here if Amendment [   ]; Amendment Number:
                                                -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      King Street Capital, L.P.
           -----------------------------------------------------
Address:   65 East 55th Street, 30th Floor
           -----------------------------------------------------
           New York, New York 10022
           -----------------------------------------------------

Form 13F File Number:  028-13990
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian J. Higgins
           --------------------------------------------------
Title: Managing Member, King Street Advisors, L.L.C., General Partner of King Street Capital, L.P.
           --------------------------------------------------
Phone:     (212) 812-3100
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Brian J. Higgins         New York, New York            August 12, 2011
------------------------     ----------------------------  ------------------
     [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[   ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
        reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting For this Manager:

Form 13F File Number:         Name:

028-10356                     King Street Capital Management, L.P.